Details of Significant Accounts - Finance costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Details of Significant Accounts [Abstract]
Interest expense on lease liabilities	$ 6	$ 10